UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 5055 Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R5	501,616	$4,920,849
MFS Commodity Strategy Fund - Class R5 (v)	255,691	2,469,978
MFS Emerging Markets Debt Fund - Class R5	151,821	2,453,426
MFS Global Bond Fund - Class R5	1,180,892	12,328,509
MFS Global Real Estate Fund - Class R5 (v)	163,815	2,463,782
MFS Government Securities Fund - Class R5	2,373,820	24,640,253
MFS Growth Fund - Class R5 (a)	185,367	9,861,508
MFS High Income Fund - Class R5	2,049,301	7,397,975
MFS Inflation-Adjusted Bond Fund - Class I	2,172,039	24,652,641
MFS International Growth Fund - Class R5	95,534	2,467,640
MFS International Value Fund - Class R5	86,787	2,480,381
MFS Limited Maturity Fund - Class R5	8,065,104	49,277,783
MFS Mid Cap Growth Fund - Class R5 (a)	678,238	7,406,363
MFS Mid Cap Value Fund - Class I	456,457	7,403,735
MFS New Discovery Fund - Class R5 (a)	102,811	2,471,580
MFS New Discovery Value Fund - Class R5	221,185	2,477,268
MFS Research Bond Fund - Class R5	4,913,138	54,191,911
MFS Research Fund - Class R5	329,572	9,860,783
MFS Research International Fund - Class R5	467,754	7,427,941
MFS Value Fund - Class R5	365,811	9,862,260
Total Underlying Affiliated Funds		$246,516,566

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	8	$8
Total Investments		$246,516,574

Other Assets, Less Liabilities - (0.1)%		(333,928)
Net Assets - 100.0%		$246,182,646

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$246,516,574	$—	$—	$246,516,574

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$228,925,816
Gross unrealized appreciation	17,696,502
Gross unrealized depreciation	(105,744)
Net unrealized appreciation (depreciation)	$17,590,758

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	342,566	624,629	(465,579)	501,616
MFS Commodity Strategy Fund	174,989	314,252	(233,550)	255,691
MFS Emerging Markets Debt Fund	109,265	165,963	(123,407)	151,821
MFS Global Bond Fund	797,663	1,451,047	(1,067,818)	1,180,892
MFS Global Real Estate Fund	120,106	193,190	(149,481)	163,815
MFS Government Securities Fund	1,579,386	2,521,798	(1,727,364)	2,373,820
MFS Growth Fund	134,981	223,468	(173,082)	185,367
MFS High Income Fund	1,440,199	2,185,949	(1,576,847)	2,049,301
MFS Inflation-Adjusted Bond Fund	1,478,719	782,322	(89,002)	2,172,039
MFS Institutional Money Market Portfolio	6	34,645,723	(34,645,721)	8
MFS International Growth Fund	63,300	119,464	(87,230)	95,534
MFS International Value Fund	62,285	104,905	(80,403)	86,787
MFS Limited Maturity Fund	5,453,335	9,251,462	(6,639,693)	8,065,104
MFS Mid Cap Growth Fund	496,095	968,042	(785,899)	678,238
MFS Mid Cap Value Fund	347,091	182,685	(73,319)	456,457
MFS New Discovery Fund	78,367	133,714	(109,270)	102,811
MFS New Discovery Value Fund	159,580	283,487	(221,882)	221,185
MFS Research Bond Fund	3,383,448	5,126,863	(3,597,173)	4,913,138
MFS Research Fund	237,346	392,143	(299,917)	329,572
MFS Research International Fund	334,516	601,453	(468,215)	467,754
MFS Value Fund	266,736	440,731	(341,656)	365,811

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,660)	$—	$50,311	$4,920,849
MFS Commodity Strategy Fund	(96,432)	—	20,537	2,469,978
MFS Emerging Markets Debt Fund	1,861	14,874	76,841	2,453,426
MFS Global Bond Fund	(19,795)	248,399	196,955	12,328,509
MFS Global Real Estate Fund	(2,675)	75,017	81,738	2,463,782
MFS Government Securities Fund	(2,213)	76,688	423,428	24,640,253
MFS Growth Fund	1,673	—	—	9,861,508
MFS High Income Fund	(2,068)	—	307,216	7,397,975
MFS Inflation-Adjusted Bond Fund	(53)	132,503	278,760	24,652,641
MFS Institutional Money Market Portfolio	—	—	223	8
MFS International Growth Fund	(5,536)	8,323	27,463	2,467,640
MFS International Value Fund	2,900	—	44,128	2,480,381
MFS Limited Maturity Fund	(27,252)	—	790,010	49,277,783
MFS Mid Cap Growth Fund	(1,384)	—	—	7,406,363
MFS Mid Cap Value Fund	9,421	—	76,848	7,403,735
MFS New Discovery Fund	(6,945)	—	—	2,471,580
MFS New Discovery Value Fund	995	117,314	19,547	2,477,268
MFS Research Bond Fund	1,722	—	1,153,629	54,191,911
MFS Research Fund	8,747	—	92,957	9,860,783
MFS Research International Fund	(27,838)	—	141,179	7,427,941
MFS Value Fund	8,427	66,719	133,784	9,862,260

	$(162,105)	$739,837	$3,915,556	$246,516,574

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2010 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	136,391	$1,337,996
MFS Commodity Strategy Fund - Class R5 (v)	69,492	671,290
MFS Emerging Markets Debt Fund - Class R5	41,361	668,394
MFS Global Bond Fund - Class R5	320,793	3,349,080
MFS Global Real Estate Fund - Class R5 (v)	44,470	668,834
MFS Government Securities Fund - Class R5	644,754	6,692,546
MFS Growth Fund - Class R5 (a)	50,301	2,676,023
MFS High Income Fund - Class R5	556,223	2,007,967
MFS Inflation-Adjusted Bond Fund - Class I	589,691	6,692,996
MFS International Growth Fund - Class R5	25,902	669,052
MFS International Value Fund - Class R5	23,498	671,571
MFS Limited Maturity Fund - Class R5	2,190,784	13,385,687
MFS Mid Cap Growth Fund - Class R5 (a)	183,766	2,006,721
MFS Mid Cap Value Fund - Class I	123,779	2,007,702
MFS New Discovery Fund - Class R5 (a)	27,824	668,898
MFS New Discovery Value Fund - Class R5	60,161	673,802
MFS Research Bond Fund - Class R5	1,334,811	14,722,961
MFS Research Fund - Class R5	89,436	2,675,919
MFS Research International Fund - Class R5	126,624	2,010,784
MFS Value Fund - Class R5	99,224	2,675,066
Total Underlying Affiliated Funds		$66,933,289

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 14%, at Net Asset Value (v)	1	$1
Total Investments		$66,933,290

Other Assets, Less Liabilities - 0.0%		21,699
Net Assets - 100.0%		$66,954,989

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$66,933,290	$—	$—	$66,933,290

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$58,402,469
Gross unrealized appreciation	8,552,452
Gross unrealized depreciation	(21,631)
Net unrealized appreciation (depreciation)	$8,530,821

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	130,171	156,939	(150,719)	136,391
MFS Commodity Strategy Fund	66,126	81,742	(78,376)	69,492
MFS Emerging Markets Debt Fund	41,384	47,181	(47,204)	41,361
MFS Global Bond Fund	302,171	30,229	(11,607)	320,793
MFS Global Real Estate Fund	45,324	57,177	(58,031)	44,470
MFS Government Securities Fund	599,719	712,198	(667,163)	644,754
MFS Growth Fund	50,931	64,149	(64,779)	50,301
MFS High Income Fund	545,478	624,110	(613,365)	556,223
MFS Inflation-Adjusted Bond Fund	560,913	121,819	(93,041)	589,691
MFS Institutional Money Market Portfolio	4	7,062,922	(7,062,925)	1
MFS International Growth Fund	23,936	34,063	(32,097)	25,902
MFS International Value Fund	23,544	30,187	(30,233)	23,498
MFS Limited Maturity Fund	2,070,908	2,446,728	(2,326,852)	2,190,784
MFS Mid Cap Growth Fund	187,014	238,665	(241,913)	183,766
MFS Mid Cap Value Fund	131,252	29,360	(36,833)	123,779
MFS New Discovery Fund	29,449	38,954	(40,579)	27,824
MFS New Discovery Value Fund	60,253	81,394	(81,486)	60,161
MFS Research Bond Fund	1,282,931	1,448,210	(1,396,330)	1,334,811
MFS Research Fund	89,660	113,283	(113,507)	89,436
MFS Research International Fund	126,443	171,834	(171,653)	126,624
MFS Value Fund	100,862	128,048	(129,686)	99,224

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(6,566)	$—	$15,646	$1,337,996
MFS Commodity Strategy Fund	(11,163)	—	5,902	671,290
MFS Emerging Markets Debt Fund	2,047	4,282	24,459	668,394
MFS Global Bond Fund	(2,103)	71,627	62,248	3,349,080
MFS Global Real Estate Fund	2,879	23,027	23,772	668,834
MFS Government Securities Fund	1,027	28,223	135,415	6,692,546
MFS Growth Fund	19,390	—	—	2,676,023
MFS High Income Fund	649	—	98,165	2,007,967
MFS Inflation-Adjusted Bond Fund	12,812	38,170	89,840	6,692,996
MFS Institutional Money Market Portfolio	—	—	78	1
MFS International Growth Fund	6,436	2,360	7,788	669,052
MFS International Value Fund	5,666	—	12,580	671,571
MFS Limited Maturity Fund	(31,882)	—	253,433	13,385,687
MFS Mid Cap Growth Fund	24,349	—	—	2,006,721
MFS Mid Cap Value Fund	31,266	—	21,978	2,007,702
MFS New Discovery Fund	13,282	—	—	668,898
MFS New Discovery Value Fund	5,817	35,964	5,552	673,802
MFS Research Bond Fund	13,217	—	368,749	14,722,961
MFS Research Fund	26,850	—	26,621	2,675,919
MFS Research International Fund	17,414	—	40,178	2,010,784
MFS Value Fund	18,656	19,110	42,264	2,675,066

	$150,043	$222,763	$1,234,668	$66,933,290

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2015 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 101.4%
MFS Absolute Return Fund - Class R5	1,820	$17,851
MFS Commodity Strategy Fund - Class R5 (v)	928	8,964
MFS Emerging Markets Debt Fund - Class R5	1,144	18,486
MFS Global Bond Fund - Class R5	4,257	44,441
MFS Global Real Estate Fund - Class R5 (v)	599	9,003
MFS Government Securities Fund - Class R5	8,546	88,710
MFS Growth Fund - Class R5 (a)	879	46,787
MFS High Income Fund - Class R5	10,152	36,648
MFS Inflation-Adjusted Bond Fund - Class I	7,791	88,432
MFS International Growth Fund - Class R5	545	14,074
MFS International Value Fund - Class R5	500	14,279
MFS Limited Maturity Fund - Class R5	21,230	129,713
MFS Mid Cap Growth Fund - Class R5 (a)	3,017	32,949
MFS Mid Cap Value Fund - Class I	2,035	33,000
MFS New Discovery Fund - Class R5 (a)	393	9,448
MFS New Discovery Value Fund - Class R5	844	9,453
MFS Research Bond Fund - Class R5	15,526	171,252
MFS Research Fund - Class R5	1,562	46,747
MFS Research International Fund - Class R5	2,048	32,523
MFS Value Fund - Class R5	1,747	47,094
Total Underlying Affiliated Funds		$899,854

Other Assets, Less Liabilities - (1.4)%		(12,070)
Net Assets - 100.0%		$887,784

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$899,854	$—	$—	$899,854

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$887,517
Gross unrealized appreciation	18,163
Gross unrealized depreciation	(5,826)
Net unrealized appreciation (depreciation)	$12,337

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	1,834	(14)	1,820
MFS Commodity Strategy Fund	—	929	(1)	928
MFS Emerging Markets Debt Fund	—	1,169	(25)	1,144
MFS Global Bond Fund	—	4,280	(23)	4,257
MFS Global Real Estate Fund	—	612	(13)	599
MFS Government Securities Fund	—	8,592	(46)	8,546
MFS Growth Fund	—	895	(16)	879
MFS High Income Fund	—	10,240	(88)	10,152
MFS Inflation-Adjusted Bond Fund	—	7,836	(45)	7,791
MFS Institutional Money Market Portfolio	—	886,209	(886,209)	—
MFS International Growth Fund	—	559	(14)	545
MFS International Value Fund	—	512	(12)	500
MFS Limited Maturity Fund	—	21,231	(1)	21,230
MFS Mid Cap Growth Fund	—	6,120	(3,103)	3,017
MFS Mid Cap Value Fund	—	2,069	(34)	2,035
MFS New Discovery Fund	—	403	(10)	393
MFS New Discovery Value Fund	—	864	(20)	844
MFS Research Bond Fund	—	15,571	(45)	15,526
MFS Research Fund	—	1,581	(19)	1,562
MFS Research International Fund	—	2,090	(42)	2,048
MFS Value Fund	—	1,769	(22)	1,747

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$71	$17,851
MFS Commodity Strategy Fund	—	—	71	8,964
MFS Emerging Markets Debt Fund	1	114	225	18,486
MFS Global Bond Fund	1	874	299	44,441
MFS Global Real Estate Fund	(7)	200	289	9,003
MFS Government Securities Fund	(1)	—	535	88,710
MFS Growth Fund	20	—	—	46,787
MFS High Income Fund	—	—	555	36,648
MFS Inflation-Adjusted Bond Fund	(2)	467	439	88,432
MFS Institutional Money Market Portfolio	—	—	16	—
MFS International Growth Fund	5	46	152	14,074
MFS International Value Fund	5	—	243	14,279
MFS Limited Maturity Fund	—	—	698	129,713
MFS Mid Cap Growth Fund	22	—	—	32,949
MFS Mid Cap Value Fund	17	—	344	33,000
MFS New Discovery Fund	11	—	—	9,448
MFS New Discovery Value Fund	5	284	68	9,453
MFS Research Bond Fund	(1)	—	1,299	171,252
MFS Research Fund	13	—	450	46,747
MFS Research International Fund	12	—	588	32,523
MFS Value Fund	26	299	273	47,094

	$127	$2,284	$6,615	$899,854

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2020 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R5	322,226	$3,161,036
MFS Commodity Strategy Fund - Class R5 (v)	470,612	4,546,109
MFS Emerging Markets Debt Fund - Class R5	398,902	6,446,255
MFS Global Bond Fund - Class R5	1,033,771	10,792,565
MFS Global Real Estate Fund - Class R5 (v)	221,178	3,326,511
MFS Government Securities Fund - Class R5	2,077,156	21,560,883
MFS Growth Fund - Class R5 (a)	288,080	15,325,834
MFS High Income Fund - Class R5	2,996,822	10,818,528
MFS Inflation-Adjusted Bond Fund - Class I	1,388,060	15,754,479
MFS International Growth Fund - Class R5	213,507	5,514,896
MFS International New Discovery Fund - Class R5	46,042	1,171,299
MFS International Value Fund - Class R5	195,404	5,584,652
MFS Limited Maturity Fund - Class R5	1,635,204	9,991,095
MFS Mid Cap Growth Fund - Class R5 (a)	1,118,344	12,212,316
MFS Mid Cap Value Fund - Class I	756,093	12,263,821
MFS New Discovery Fund - Class R5 (a)	115,208	2,769,593
MFS New Discovery Value Fund - Class R5	249,908	2,798,967
MFS Research Bond Fund - Class R5	2,797,405	30,855,381
MFS Research Fund - Class R5	513,249	15,356,438
MFS Research International Fund - Class R5	699,837	11,113,416
MFS Value Fund - Class R5	570,877	15,390,863
Total Underlying Affiliated Funds		$216,754,937

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	6	$6
Total Investments		$216,754,943

Other Assets, Less Liabilities - (0.1)%		(269,940)
Net Assets - 100.0%		$216,485,003

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

01/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$216,754,943	$—	$—	$216,754,943

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$191,541,134
Gross unrealized appreciation	25,310,325
Gross unrealized depreciation	(96,516)
Net unrealized appreciation (depreciation)	$25,213,809

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	206,317	430,729	(314,820)	322,226
MFS Commodity Strategy Fund	385,726	544,131	(459,245)	470,612
MFS Emerging Markets Debt Fund	302,182	441,003	(344,283)	398,902
MFS Global Bond Fund	734,859	1,341,863	(1,042,951)	1,033,771
MFS Global Real Estate Fund	188,353	268,585	(235,760)	221,178
MFS Government Securities Fund	1,452,155	2,223,848	(1,598,847)	2,077,156
MFS Growth Fund	229,020	334,491	(275,431)	288,080
MFS High Income Fund	2,210,907	3,243,568	(2,457,653)	2,996,822
MFS Inflation-Adjusted Bond Fund	892,515	564,943	(69,398)	1,388,060
MFS Institutional Money Market Portfolio	7	53,224,423	(53,224,424)	6
MFS International Growth Fund	156,182	261,146	(203,821)	213,507
MFS International New Discovery Fund	46,322	61,141	(61,421)	46,042
MFS International Value Fund	154,070	232,089	(190,755)	195,404
MFS Limited Maturity Fund	782,051	1,906,763	(1,053,610)	1,635,204
MFS Mid Cap Growth Fund	927,767	1,545,029	(1,354,452)	1,118,344
MFS Mid Cap Value Fund	646,115	251,141	(141,163)	756,093
MFS New Discovery Fund	98,488	143,751	(127,031)	115,208
MFS New Discovery Value Fund	198,003	300,738	(248,833)	249,908
MFS Research Bond Fund	1,916,113	2,943,695	(2,062,403)	2,797,405
MFS Research Fund	402,487	589,522	(478,760)	513,249
MFS Research International Fund	551,057	876,536	(727,756)	699,837
MFS Value Fund	453,480	668,332	(550,935)	570,877

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(4,285)	$—	$31,831	$3,161,036
MFS Commodity Strategy Fund	(80,545)	—	40,108	4,546,109
MFS Emerging Markets Debt Fund	5,553	41,046	207,929	6,446,255
MFS Global Bond Fund	(11,418)	315,888	90,264	10,792,565
MFS Global Real Estate Fund	10,539	107,863	116,503	3,326,511
MFS Government Securities Fund	(2,940)	69,712	381,802	21,560,883
MFS Growth Fund	36,818	—	—	15,325,834
MFS High Income Fund	(31,741)	—	461,790	10,818,528
MFS Inflation-Adjusted Bond Fund	2,191	—	263,037	15,754,479
MFS Institutional Money Market Portfolio	—	—	312	6
MFS International Growth Fund	16,669	19,318	63,742	5,514,896
MFS International New Discovery Fund	270	—	15,641	1,171,299
MFS International Value Fund	17,794	—	102,786	5,584,652
MFS Limited Maturity Fund	(2,264)	—	139,096	9,991,095
MFS Mid Cap Growth Fund	56,185	—	—	12,212,316
MFS Mid Cap Value Fund	67,317	—	132,353	12,263,821
MFS New Discovery Fund	16,824	—	—	2,769,593
MFS New Discovery Value Fund	6,174	137,201	22,705	2,798,967
MFS Research Bond Fund	1,536	—	660,480	30,855,381
MFS Research Fund	38,895	—	150,568	15,356,438
MFS Research International Fund	(161,358)	—	219,186	11,113,416
MFS Value Fund	27,407	108,656	213,114	15,390,863

Total	$9,621	$799,684	$3,313,247	$216,754,943

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2025 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 101.3%
MFS Absolute Return Fund - Class R5	977	$9,584
MFS Commodity Strategy Fund - Class R5 (v)	3,513	33,931
MFS Emerging Markets Debt Fund - Class R5	1,765	28,524
MFS Emerging Markets Equity Fund - Class R5	151	5,111
MFS Global Bond Fund - Class R5	4,087	42,672
MFS Global Real Estate Fund - Class R5 (v)	1,614	24,270
MFS Government Securities Fund - Class R5	4,263	44,245
MFS Growth Fund - Class R5 (a)	1,733	92,176
MFS High Income Fund - Class R5	13,258	47,860
MFS Inflation-Adjusted Bond Fund - Class I	4,201	47,686
MFS International Growth Fund - Class R5	1,520	39,253
MFS International New Discovery Fund - Class R5	583	14,841
MFS International Value Fund - Class R5	1,391	39,768
MFS Mid Cap Growth Fund - Class R5 (a)	7,117	77,720
MFS Mid Cap Value Fund - Class I	4,785	77,617
MFS New Discovery Fund - Class R5	709	17,050
MFS New Discovery Value Fund - Class R5	1,536	17,202
MFS Research Bond Fund - Class R5	6,207	68,468
MFS Research Fund - Class R5	2,564	76,715
MFS Research International Fund - Class R5	3,999	63,503
MFS Value Fund - Class R5	3,415	92,065
Total Underlying Affiliated Funds		$960,261

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	1	$1
Total Investments		$960,262

Other Assets, Less Liabilities - (1.3)%		(12,424)
Net Assets - 100.0%		$947,838

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$960,262	$—	$—	$960,262

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$923,324
Gross unrealized appreciation	39,993
Gross unrealized depreciation	(3,055)
Net unrealized appreciation (depreciation)	$36,938

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	1,144	(167)	977
MFS Commodity Strategy Fund	—	4,140	(627)	3,513
MFS Emerging Markets Debt Fund	—	2,057	(292)	1,765
MFS Emerging Markets Equity Fund	—	185	(34)	151
MFS Global Bond Fund	—	4,720	(633)	4,087
MFS Global Real Estate Fund	—	1,918	(304)	1,614
MFS Government Securities Fund	—	4,835	(572)	4,263
MFS Growth Fund	—	2,073	(340)	1,733
MFS High Income Fund	—	15,455	(2,197)	13,258
MFS Inflation-Adjusted Bond Fund	—	4,864	(663)	4,201
MFS Institutional Money Market Portfolio	—	1,066,057	(1,066,056)	1
MFS International Growth Fund	—	1,829	(309)	1,520
MFS International New Discovery Fund	—	695	(112)	583
MFS International Value Fund	—	1,671	(280)	1,391
MFS Mid Cap Growth Fund	—	15,580	(8,463)	7,117
MFS Mid Cap Value Fund	—	5,715	(930)	4,785
MFS New Discovery Fund	—	856	(147)	709
MFS New Discovery Value Fund	—	1,847	(311)	1,536
MFS Research Bond Fund	—	7,112	(905)	6,207
MFS Research Fund	—	3,044	(480)	2,564
MFS Research International Fund	—	4,799	(800)	3,999
MFS Value Fund	—	4,070	(655)	3,415

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$35	$9,584
MFS Commodity Strategy Fund	(19)	—	251	33,931
MFS Emerging Markets Debt Fund	(11)	157	324	28,524
MFS Emerging Markets Equity Fund	(21)	—	49	5,111
MFS Global Bond Fund	(45)	771	271	42,672
MFS Global Real Estate Fund	(93)	482	696	24,270
MFS Government Securities Fund	(17)	—	241	44,245
MFS Growth Fund	(189)	—	—	92,176
MFS High Income Fund	(43)	—	687	47,860
MFS Inflation-Adjusted Bond Fund	(64)	231	219	47,686
MFS Institutional Money Market Portfolio	—	—	17	1
MFS International Growth Fund	(65)	121	398	39,253
MFS International New Discovery Fund	(54)	—	—	14,841
MFS International Value Fund	(112)	—	640	39,768
MFS Mid Cap Growth Fund	(269)	—	—	77,720
MFS Mid Cap Value Fund	(349)	—	733	77,617
MFS New Discovery Fund	(120)	—	169	17,050
MFS New Discovery Value Fund	(80)	511	122	17,202
MFS Research Bond Fund	(45)	—	483	68,468
MFS Research Fund	(284)	—	655	76,715
MFS Research International Fund	(195)	—	1,083	63,503
MFS Value Fund	(341)	566	516	92,065

	$(2,416)	$2,839	$7,589	$960,262

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2030 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R5	135,024	$1,324,582
MFS Commodity Strategy Fund - Class R5 (v)	802,705	7,754,126
MFS Emerging Markets Debt Fund - Class R5	245,812	3,972,316
MFS Emerging Markets Equity Fund - Class R5	67,488	2,291,234
MFS Global Bond Fund - Class R5	508,699	5,310,818
MFS Global Real Estate Fund - Class R5 (v)	423,747	6,373,152
MFS Growth Fund - Class R5 (a)	382,993	20,375,240
MFS High Income Fund - Class R5	1,841,496	6,647,802
MFS Inflation-Adjusted Bond Fund - Class I	691,558	7,849,183
MFS International Growth Fund - Class R5	386,573	9,985,183
MFS International New Discovery Fund - Class R5	180,036	4,580,116
MFS International Value Fund - Class R5	351,943	10,058,538
MFS Mid Cap Growth Fund - Class R5 (a)	1,534,089	16,752,247
MFS Mid Cap Value Fund - Class I	1,032,735	16,750,957
MFS New Discovery Fund - Class R5 (a)	160,800	3,865,643
MFS New Discovery Value Fund - Class R5	347,673	3,893,933
MFS Research Bond Fund - Class R5	470,193	5,186,236
MFS Research Fund - Class R5	483,229	14,458,198
MFS Research International Fund - Class R5	829,550	13,173,256
MFS Value Fund - Class R5	754,075	20,329,865
Total Underlying Affiliated Funds		$180,932,625

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	36	$36
Total Investments		$180,932,661

Other Assets, Less Liabilities - (0.1)%		(239,961)
Net Assets - 100.0%		$180,692,700

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$180,932,661	$—	$—	$180,932,661

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$155,198,570
Gross unrealized appreciation	25,804,913
Gross unrealized depreciation	(70,822)
Net unrealized appreciation (depreciation)	$25,734,091

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	82,707	181,325	(129,008)	135,024
MFS Commodity Strategy Fund	560,210	920,235	(677,740)	802,705
MFS Emerging Markets Debt Fund	158,687	270,631	(183,506)	245,812
MFS Emerging Markets Equity Fund	50,250	80,100	(62,862)	67,488
MFS Global Bond Fund	308,421	668,150	(467,872)	508,699
MFS Global Real Estate Fund	326,214	482,525	(384,992)	423,747
MFS Growth Fund	279,137	416,280	(312,424)	382,993
MFS High Income Fund	1,161,047	1,991,685	(1,311,236)	1,841,496
MFS Inflation-Adjusted Bond Fund	451,296	316,177	(75,915)	691,558
MFS Institutional Money Market Portfolio	96,598	47,580,832	(47,677,394)	36
MFS International Growth Fund	262,852	448,741	(325,020)	386,573
MFS International New Discovery Fund	142,334	207,798	(170,096)	180,036
MFS International Value Fund	258,845	400,747	(307,649)	351,943
MFS Mid Cap Growth Fund	1,131,942	2,069,811	(1,667,664)	1,534,089
MFS Mid Cap Value Fund	789,703	319,818	(76,786)	1,032,735
MFS New Discovery Fund	126,141	185,036	(150,377)	160,800
MFS New Discovery Value Fund	253,500	389,997	(295,824)	347,673
MFS Research Bond Fund	320,128	513,716	(363,651)	470,193
MFS Research Fund	346,794	519,137	(382,702)	483,229
MFS Research International Fund	598,202	960,686	(729,338)	829,550
MFS Value Fund	553,354	823,964	(623,243)	754,075

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,764)	$—	$12,659	$1,324,582
MFS Commodity Strategy Fund	(180,902)	—	64,306	7,754,126
MFS Emerging Markets Debt Fund	1,630	23,330	115,034	3,972,316
MFS Emerging Markets Equity Fund	(8,948)	—	22,368	2,291,234
MFS Global Bond Fund	(8,845)	103,980	78,940	5,310,818
MFS Global Real Estate Fund	(187)	192,805	210,659	6,373,152
MFS Growth Fund	1,967	—	—	20,375,240
MFS High Income Fund	(5,728)	—	255,080	6,647,802
MFS Inflation-Adjusted Bond Fund	1,264	41,418	85,147	7,849,183
MFS Institutional Money Market Portfolio	—	—	343	36
MFS International Growth Fund	(9,234)	33,486	110,494	9,985,183
MFS International New Discovery Fund	3,101	—	56,665	4,580,116
MFS International Value Fund	5,622	—	177,422	10,058,538
MFS Mid Cap Growth Fund	13,058	—	—	16,752,247
MFS Mid Cap Value Fund	10,400	—	172,152	16,750,957
MFS New Discovery Fund	15,804	—	—	3,865,643
MFS New Discovery Value Fund	2,796	180,358	30,238	3,893,933
MFS Research Bond Fund	1,466	—	106,837	5,186,236
MFS Research Fund	5,208	—	134,847	14,458,198
MFS Research International Fund	(173,005)	—	247,311	13,173,256
MFS Value Fund	(16,646)	136,319	263,196	20,329,865

	$(344,943)	$711,696	$2,143,698	$180,932,661

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2035 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 101.1%
MFS Absolute Return Fund - Class R5	274	$2,685
MFS Commodity Strategy Fund - Class R5 (v)	5,742	55,472
MFS Emerging Markets Debt Fund - Class R5	496	8,014
MFS Emerging Markets Equity Fund - Class R5	600	20,374
MFS Global Bond Fund - Class R5	1,032	10,776
MFS Global Real Estate Fund - Class R5 (v)	3,464	52,100
MFS Growth Fund - Class R5 (a)	2,548	135,537
MFS High Income Fund - Class R5	3,728	13,457
MFS Inflation-Adjusted Bond Fund - Class I	3,139	35,624
MFS International Growth Fund - Class R5	2,918	75,375
MFS International New Discovery Fund - Class R5	1,607	40,886
MFS International Value Fund - Class R5	2,666	76,197
MFS Mid Cap Growth Fund - Class R5 (a)	10,298	112,449
MFS Mid Cap Value Fund - Class I	6,939	112,546
MFS New Discovery Fund - Class R5	1,144	27,500
MFS New Discovery Value Fund - Class R5	2,469	27,654
MFS Research Bond Fund - Class R5	2,736	30,183
MFS Research Fund - Class R5	3,073	91,955
MFS Research International Fund - Class R5	5,673	90,095
MFS Value Fund - Class R5	5,004	134,910

Total Underlying Affiliated Funds		$1,153,789

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	8,031	$8,031
Total Investments		$1,161,820

Other Assets, Less Liabilities - (1.8)%		(20,670)
Net Assets - 100.0%		$1,141,150

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,161,820	$—	$—	$1,161,820

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,108,473
Gross unrealized appreciation	55,119
Gross unrealized depreciation	(1,772)
Net unrealized appreciation (depreciation)	$53,347

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	274	—	274
MFS Commodity Strategy Fund	—	5,759	(17)	5,742
MFS Emerging Markets Debt Fund	—	496	—	496
MFS Emerging Markets Equity Fund	—	610	(10)	600
MFS Global Bond Fund	—	1,032	—	1,032
MFS Global Real Estate Fund	—	3,514	(50)	3,464
MFS Growth Fund	—	2,553	(5)	2,548
MFS High Income Fund	—	3,728	—	3,728
MFS Inflation-Adjusted Bond Fund	—	3,139	—	3,139
MFS Institutional Money Market Portfolio	—	953,080	(945,049)	8,031
MFS International Growth Fund	—	2,925	(7)	2,918
MFS International New Discovery Fund	—	1,618	(11)	1,607
MFS International Value Fund	—	2,668	(2)	2,666
MFS Mid Cap Growth Fund	—	19,376	(9,078)	10,298
MFS Mid Cap Value Fund	—	6,974	(35)	6,939
MFS New Discovery Fund	—	1,155	(11)	1,144
MFS New Discovery Value Fund	—	2,494	(25)	2,469
MFS Research Bond Fund	—	2,736	—	2,736
MFS Research Fund	—	3,078	(5)	3,073
MFS Research International Fund	—	5,718	(45)	5,673
MFS Value Fund	—	5,007	(3)	5,004

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$9	$2,685
MFS Commodity Strategy Fund	(5)	—	392	55,472
MFS Emerging Markets Debt Fund	—	39	78	8,014
MFS Emerging Markets Equity Fund	6	—	176	20,374
MFS Global Bond Fund	—	174	58	10,776
MFS Global Real Estate Fund	(9)	988	1,428	52,100
MFS Growth Fund	—	—	—	135,537
MFS High Income Fund	—	—	163	13,457
MFS Inflation-Adjusted Bond Fund	—	164	147	35,624
MFS Institutional Money Market Portfolio	—	—	17	8,031
MFS International Growth Fund	—	220	726	75,375
MFS International New Discovery Fund	2	—	442	40,886
MFS International Value Fund	—	—	1,169	76,197
MFS Mid Cap Growth Fund	2	—	—	112,449
MFS Mid Cap Value Fund	—	—	1,019	112,546
MFS New Discovery Fund	8	—	—	27,500
MFS New Discovery Value Fund	(2)	786	188	27,654
MFS Research Bond Fund	—	—	196	30,183
MFS Research Fund	(3)	—	757	91,955
MFS Research International Fund	12	—	1,476	90,095
MFS Value Fund	(2)	792	723	134,910

	$9	$3,163	$9,164	$1,161,820

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2040 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	707,353	$6,833,030
MFS Emerging Markets Equity Fund - Class R5	80,026	2,716,867
MFS Global Real Estate Fund - Class R5 (v)	450,451	6,774,780
MFS Growth Fund - Class R5 (a)	306,210	16,290,370
MFS Inflation-Adjusted Bond Fund - Class I	299,244	3,396,421
MFS International Growth Fund - Class R5	367,617	9,495,574
MFS International New Discovery Fund - Class R5	213,704	5,436,625
MFS International Value Fund - Class R5	333,997	9,545,632
MFS Mid Cap Growth Fund - Class R5 (a)	1,243,232	13,576,092
MFS Mid Cap Value Fund - Class I	836,858	13,573,840
MFS New Discovery Fund - Class R5 (a)	141,381	3,398,795
MFS New Discovery Value Fund - Class R5	305,490	3,421,485
MFS Research Bond Fund - Class R5	307,689	3,393,804
MFS Research Fund - Class R5	362,779	10,854,358
MFS Research International Fund - Class R5	685,048	10,878,566
MFS Value Fund - Class R5	603,105	16,259,698
Total Underlying Affiliated Funds		$135,845,937

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	18	$18
Total Investments		$135,845,955

Other Assets, Less Liabilities - 0.0%		40,937
Net Assets - 100.0%		$135,886,892

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$135,845,955	$—	$—	$135,845,955

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$115,340,134
Gross unrealized appreciation	20,574,239
Gross unrealized depreciation	(68,418)
Net unrealized appreciation (depreciation)	$20,505,821

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	457,560	790,074	(540,281)	707,353
MFS Emerging Markets Equity Fund	53,052	95,224	(68,250)	80,026
MFS Global Real Estate Fund	312,803	511,446	(373,798)	450,451
MFS Growth Fund	209,586	343,639	(247,015)	306,210
MFS Inflation-Adjusted Bond Fund	192,937	157,901	(51,594)	299,244
MFS Institutional Money Market Portfolio	15	45,657,459	(45,657,456)	18
MFS International Growth Fund	229,592	429,543	(291,518)	367,617
MFS International New Discovery Fund	150,290	244,799	(181,385)	213,704
MFS International Value Fund	226,076	379,978	(272,057)	333,997
MFS Mid Cap Growth Fund	858,290	1,775,988	(1,391,046)	1,243,232
MFS Mid Cap Value Fund	599,784	345,644	(108,570)	836,858
MFS New Discovery Fund	102,673	169,974	(131,266)	141,381
MFS New Discovery Value Fund	206,784	353,552	(254,846)	305,490
MFS Research Bond Fund	200,086	347,106	(239,503)	307,689
MFS Research Fund	246,047	403,096	(286,364)	362,779
MFS Research International Fund	462,368	809,095	(586,415)	685,048
MFS Value Fund	415,154	678,754	(490,803)	603,105

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(186,212)	$—	$56,455	$6,833,030
MFS Emerging Markets Equity Fund	(25,374)	—	25,748	2,716,867
MFS Global Real Estate Fund	(10,514)	197,768	220,875	6,774,780
MFS Growth Fund	8,615	—	—	16,290,370
MFS Inflation-Adjusted Bond Fund	6,743	18,107	36,217	3,396,421
MFS Institutional Money Market Portfolio	—	—	311	18
MFS International Growth Fund	(37,570)	31,360	103,476	9,495,574
MFS International New Discovery Fund	(6,909)	—	65,853	5,436,625
MFS International Value Fund	4,202	—	167,113	9,545,632
MFS Mid Cap Growth Fund	(13,055)	—	—	13,576,092
MFS Mid Cap Value Fund	1,130	—	139,234	13,573,840
MFS New Discovery Fund	5,854	—	—	3,398,795
MFS New Discovery Value Fund	(185)	153,930	26,357	3,421,485
MFS Research Bond Fund	5,021	—	67,023	3,393,804
MFS Research Fund	11,677	—	101,121	10,854,358
MFS Research International Fund	(227,824)	—	203,050	10,878,566
MFS Value Fund	(15,660)	108,696	198,621	16,259,698

	$(480,061)	$509,861	$1,411,454	$135,845,955

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2045 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 101.3%
MFS Commodity Strategy Fund - Class R5 (v)	4,835	$46,704
MFS Emerging Markets Equity Fund - Class R5	546	18,552
MFS Global Real Estate Fund - Class R5 (v)	3,101	46,645
MFS Growth Fund - Class R5 (a)	2,117	112,603
MFS Inflation-Adjusted Bond Fund - Class I	2,036	23,113
MFS International Growth Fund - Class R5	2,554	65,960
MFS International New Discovery Fund - Class R5	1,484	37,765
MFS International Value Fund - Class R5	2,337	66,783
MFS Mid Cap Growth Fund - Class R5 (a)	8,641	94,357
MFS Mid Cap Value Fund - Class I	5,825	94,475
MFS New Discovery Fund - Class R5 (a)	991	23,821
MFS New Discovery Value Fund - Class R5	2,133	23,890
MFS Research Bond Fund - Class R5	2,101	23,170
MFS Research Fund - Class R5	2,510	75,085
MFS Research International Fund - Class R5	4,782	75,935
MFS Value Fund - Class R5	4,186	112,858
Total Underlying Affiliated Funds		$941,716

Other Assets, Less Liabilities - (1.3)%		(12,169)
Net Assets - 100.0%		$929,547

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS.

See attached supplemental information.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$941,716	$—	$—	$941,716

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$893,972
Gross unrealized appreciation	49,081
Gross unrealized depreciation	(1,337)
Net unrealized appreciation (depreciation)	$47,744

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	4,861	(26)	4,835
MFS Emerging Markets Equity Fund	—	551	(5)	546
MFS Global Real Estate Fund	—	3,122	(21)	3,101
MFS Growth Fund	—	2,133	(16)	2,117
MFS Inflation-Adjusted Bond Fund	—	2,054	(18)	2,036
MFS Institutional Money Market Portfolio	—	880,618	(880,618)	—
MFS International Growth Fund	—	2,590	(36)	2,554
MFS International New Discovery Fund	—	1,491	(7)	1,484
MFS International Value Fund	—	2,366	(29)	2,337
MFS Mid Cap Growth Fund	—	8,682	(41)	8,641
MFS Mid Cap Value Fund	—	5,849	(24)	5,825
MFS New Discovery Fund	—	1,005	(14)	991
MFS New Discovery Value Fund	—	2,152	(19)	2,133
MFS Research Bond Fund	—	2,116	(15)	2,101
MFS Research Fund	—	2,512	(2)	2,510
MFS Research International Fund	—	4,830	(48)	4,782
MFS Value Fund	—	4,206	(20)	4,186

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5)	$—	$354	$46,704
MFS Emerging Markets Equity Fund	1	—	168	18,552
MFS Global Real Estate Fund	(3)	932	1,348	46,645
MFS Growth Fund	6	—	—	112,603
MFS Inflation-Adjusted Bond Fund	(1)	117	108	23,113
MFS Institutional Money Market Portfolio	—	—	16	—
MFS International Growth Fund	5	204	673	65,960
MFS International New Discovery Fund	—	—	428	37,765
MFS International Value Fund	8	—	1,079	66,783
MFS Mid Cap Growth Fund	19	—	—	94,357
MFS Mid Cap Value Fund	20	—	902	94,475
MFS New Discovery Fund	24	—	—	23,821
MFS New Discovery Value Fund	11	710	170	23,890
MFS Research Bond Fund	—	—	170	23,170
MFS Research Fund	2	—	656	75,085
MFS Research International Fund	5	—	1,314	75,935
MFS Value Fund	28	696	635	112,858

	$120	$2,659	$8,021	$941,716

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2050 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.1%
MFS Commodity Strategy Fund - Class R5 (v)	99,170	$957,986
MFS Emerging Markets Equity Fund - Class R5	11,288	383,244
MFS Global Real Estate Fund - Class R5 (v)	63,684	957,808
MFS Growth Fund - Class R5 (a)	43,225	2,299,553
MFS Inflation-Adjusted Bond Fund - Class I	42,220	479,200
MFS International Growth Fund - Class R5	51,917	1,341,021
MFS International New Discovery Fund - Class R5	30,124	766,361
MFS International Value Fund - Class R5	46,927	1,341,185
MFS Mid Cap Growth Fund - Class R5 (a)	175,481	1,916,257
MFS Mid Cap Value Fund - Class I	118,130	1,916,071
MFS New Discovery Fund - Class R5 (a)	19,966	479,992
MFS New Discovery Value Fund - Class R5	43,094	482,649
MFS Research Bond Fund - Class R5	43,433	479,061
MFS Research Fund - Class R5	51,232	1,532,851
MFS Research International Fund - Class R5	96,517	1,532,696
MFS Value Fund - Class R5	85,271	2,298,899
Total Underlying Affiliated Funds		$19,164,834

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 14%, at Net Asset Value (v)	10	$10
Total Investments		$19,164,844

Other Assets, Less Liabilities - (0.1)%		(22,156)
Net Assets - 100.0%		$19,142,688

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$19,164,844	$—	$—	$19,164,844

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$17,703,602
Gross unrealized appreciation	1,478,123
Gross unrealized depreciation	(16,881)
Net unrealized appreciation (depreciation)	$1,461,242

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	21,936	112,497	(35,263)	99,170
MFS Emerging Markets Equity Fund	2,544	12,436	(3,692)	11,288
MFS Global Real Estate Fund	14,920	70,272	(21,508)	63,684
MFS Growth Fund	10,014	46,094	(12,883)	43,225
MFS Inflation-Adjusted Bond Fund	9,237	36,985	(4,002)	42,220
MFS Institutional Money Market Portfolio	2	12,150,809	(12,150,801)	10
MFS International Growth Fund	10,990	56,589	(15,662)	51,917
MFS International New Discovery Fund	7,196	32,372	(9,444)	30,124
MFS International Value Fund	10,814	50,512	(14,399)	46,927
MFS Mid Cap Growth Fund	41,001	312,677	(178,197)	175,481
MFS Mid Cap Value Fund	28,679	97,045	(7,594)	118,130
MFS New Discovery Fund	4,885	21,957	(6,876)	19,966
MFS New Discovery Value Fund	9,878	47,781	(14,565)	43,094
MFS Research Bond Fund	9,610	46,871	(13,048)	43,433
MFS Research Fund	11,768	54,126	(14,662)	51,232
MFS Research International Fund	22,116	104,999	(30,598)	96,517
MFS Value Fund	19,859	90,408	(24,996)	85,271

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(18,371)	$—	$7,427	$957,986
MFS Emerging Markets Equity Fund	(1,158)	—	3,352	383,244
MFS Global Real Estate Fund	(1,729)	21,533	27,932	957,808
MFS Growth Fund	(3,031)	—	—	2,299,553
MFS Inflation-Adjusted Bond Fund	85	2,358	3,448	479,200
MFS Institutional Money Market Portfolio	—	—	96	10
MFS International Growth Fund	(1,806)	4,091	13,498	1,341,021
MFS International New Discovery Fund	(711)	—	8,566	766,361
MFS International Value Fund	(1,319)	—	21,806	1,341,185
MFS Mid Cap Growth Fund	(1,900)	—	—	1,916,257
MFS Mid Cap Value Fund	(892)	—	18,292	1,916,071
MFS New Discovery Fund	(838)	—	—	479,992
MFS New Discovery Value Fund	(445)	16,553	3,443	482,649
MFS Research Bond Fund	31	—	6,442	479,061
MFS Research Fund	(1,362)	—	13,293	1,532,851
MFS Research International Fund	(2,499)	—	26,392	1,532,696
MFS Value Fund	(1,608)	14,161	18,555	2,298,899

	$(37,553)	$58,696	$172,542	$19,164,844

4

QUARTERLY REPORT

January 31, 2013

MFS® LIFETIME 2055 FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 101.4%
MFS Commodity Strategy Fund - Class R5 (v)	4,440	$42,889
MFS Emerging Markets Equity Fund - Class R5	504	17,109
MFS Global Real Estate Fund - Class R5 (v)	2,861	43,026
MFS Growth Fund - Class R5 (a)	1,951	103,768
MFS Inflation-Adjusted Bond Fund - Class I	1,875	21,277
MFS International Growth Fund - Class R5	2,353	60,787
MFS International New Discovery Fund - Class R5	1,368	34,808
MFS International Value Fund - Class R5	2,153	61,530
MFS Mid Cap Growth Fund - Class R5 (a)	7,969	87,026
MFS Mid Cap Value Fund - Class I	5,371	87,123
MFS New Discovery Fund - Class R5 (a)	916	22,011
MFS New Discovery Value Fund - Class R5	1,972	22,087
MFS Research Bond Fund - Class R5	1,934	21,332
MFS Research Fund - Class R5	2,312	69,186
MFS Research International Fund - Class R5	4,408	70,000
MFS Value Fund - Class R5	3,851	103,814
Total Underlying Affiliated Funds		$867,773

Other Assets, Less Liabilities - (1.4)%		(12,017)
Net Assets - 100.0%		$855,756

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS.

See attached supplemental information.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$867,773	$—	$—	$867,773

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$823,440
Gross unrealized appreciation	45,735
Gross unrealized depreciation	(1,402)
Net unrealized appreciation (depreciation)	$44,333

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	4,455	(15)	4,440
MFS Emerging Markets Equity Fund	—	510	(6)	504
MFS Global Real Estate Fund	—	2,905	(44)	2,861
MFS Growth Fund	—	1,969	(18)	1,951
MFS Inflation-Adjusted Bond Fund	—	1,885	(10)	1,875
MFS Institutional Money Market Portfolio	—	820,299	(820,299)	—
MFS International Growth Fund	—	2,388	(35)	2,353
MFS International New Discovery Fund	—	1,375	(7)	1,368
MFS International Value Fund	—	2,173	(20)	2,153
MFS Mid Cap Growth Fund	—	8,034	(65)	7,969
MFS Mid Cap Value Fund	—	5,421	(50)	5,371
MFS New Discovery Fund	—	936	(20)	916
MFS New Discovery Value Fund	—	2,016	(44)	1,972
MFS Research Bond Fund	—	1,941	(7)	1,934
MFS Research Fund	—	2,315	(3)	2,312
MFS Research International Fund	—	4,485	(77)	4,408
MFS Value Fund	—	3,863	(12)	3,851

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1)	$—	$354	$42,889
MFS Emerging Markets Equity Fund	2	—	168	17,109
MFS Global Real Estate Fund	(8)	932	1,348	43,026
MFS Growth Fund	10	—	—	103,768
MFS Inflation-Adjusted Bond Fund	—	117	104	21,277
MFS Institutional Money Market Portfolio	—	—	16	—
MFS International Growth Fund	7	204	673	60,787
MFS International New Discovery Fund	1	—	428	34,808
MFS International Value Fund	7	—	1,079	61,530
MFS Mid Cap Growth Fund	33	—	—	87,026
MFS Mid Cap Value Fund	20	—	902	87,123
MFS New Discovery Fund	29	—	—	22,011
MFS New Discovery Value Fund	10	710	170	22,087
MFS Research Bond Fund	—	—	164	21,332
MFS Research Fund	1	—	655	69,186
MFS Research International Fund	19	—	1,314	70,000
MFS Value Fund	17	696	635	103,814

	$147	$2,659	$8,010	$867,773

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.